United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/18

Date of Reporting Period: 06/30/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2018

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2018, was 4.32%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund's broad-based securities market index, was 4.67% during the same period. The Fund's 4.32% total return for the reporting period consisted of 5.31% of taxable dividends and reinvestments and -0.99% decline in the net asset value of the shares. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, U.S. leveraged finance and equity markets generated positive returns. The healthy performance of the leveraged loan market continued to be driven by favorable macroeconomic conditions and solid credit fundamentals. Encouraging employment trends, improved consumer confidence and relatively tame inflation were key factors for the U.S. economy which provided a good backdrop for risk asset performance. Corporate credit quality remained healthy as leveraged borrowers benefited from good cash flow generation and balance sheet management, leading to continued modest default experience by historical standards.
The ongoing march to higher short-term rates led to strong investor demand for assets with limited interest duration risk, including leveraged loans. The Federal Reserve (the “Fed”) raised the federal funds target rate by 25 basis points on three separate occasions. The 3-Month LIBOR Index,2 a commonly used benchmark rate for floating-rate assets, spiked sharply higher, moving from 1.30% on June 30, 2017 to 2.34% on June 30, 2018. This increase in 3-Month LIBOR flowed through, resulting in higher leveraged loan coupon levels and overall yield for the investor during the reporting period. Despite the overall rise in yield levels, the return on the U.S. leveraged loan market was curtailed somewhat by elevated borrower refinancing activity which often results in a lower contractual risk spread for a given term loan facility.
Certain geopolitical factors created pockets of volatility during the reporting period. The primary disruptive element for risk markets was elevated trade and protectionist rhetoric between the U.S. and other major global regions. Rhetoric turned to action by the end of the period as tariffs and counter-tariffs were imposed on specific goods and commodities. The economic jockeying between major trading partners created angst for risk assets as the negative impact from trade wars was assessed.
The combination of the macroeconomic, fundamental and technical factors led to a contraction in the credit risk spread between the CSLLI and 3-Month LIBOR (as measured by a 3-year discount margin) from 442 basis points on June 30, 2017, to 400 basis points on June 30, 2018.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Annual Shareholder Report

Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, a bank loan exchange-traded fund and cash. The Fund's performance was aided modestly by its overweight to the outperforming lowest quality tier of the market which includes loan issuances rated “CCC+” and “Caa1” and below by Standard and Poor's and Moody's Investor Service, respectively. The Fund's underweight to the highest quality tier of the market also benefited performance relative to the CSLLI as loan issuances rated “BB-” and “Ba3” and above by Standard and Poor's and Moody's Investor Service, respectively, produced lower returns than lower quality tiers of the market. The quality positioning benefit was offset by unfavorable credit selection contribution relative to the CSLLI. Negative credit selection in the Consumer Durables industry sector and a relatively higher quality bias in the Energy sectors also detracted from Fund performance relative to the CSLLI. This was partially offset by the Fund's overweight positioning and positive credit selection in the Information Technology industry sector. Specific loans held by the Fund that were substantial underperformers included: Freedom Group, a firearms manufacturer; Serta Simmons, a mattress manufacturer; and Petco Animal Supplies, a specialty retailer. Notable outperformers in the Fund included: Kronos, a provider of workforce management software; JDPower, a data and analytics provider; and Carestream, a healthcare imaging equipment producer.
1	Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund from September 27, 2010 (start of performance) to June 30, 2018, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2018

Average Annual Total Returns for the Period Ended 6/30/2018
	1 Year	5 Years	Start of Performance*
Fund	4.32%	4.59%	4.93%
CSLLI	4.67%	4.24%	5.14%
*	The Fund's start of performance date was September 27, 2010.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	19.4%
Health Care	15.4%
Media Entertainment	6.1%
Cable Satellite	5.3%
Insurance—P&C	5.3%
Packaging	4.9%
Gaming	4.7%
Other[2]	39.5%
Other Security Types[3]	3.0%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities—Net[5]	(5.1)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2018
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—100.6%
		Aerospace/Defense—1.5%
$2,232,836		Engility Corp., Term Loan—1st Lien, 4.85%, (3-month USLIBOR +2.750%), 8/12/2023	$2,232,657
3,786,401		TransDigm, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 5/30/2025	3,762,452
7,833,280		TransDigm, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 6/9/2023	7,797,052
		TOTAL	13,792,161
		Automotive—2.4%
2,955,000		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.35%, (3-month USLIBOR +2.250%), 4/6/2024	2,947,612
2,493,750		Autodata, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 12/14/2024	2,487,516
2,500,000		Autodata, Inc., Term Loan—2nd Lien, 9.34%, (3-month USLIBOR +7.250%), 12/12/2025	2,532,812
3,980,025		Dexko Global, Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.500%), 7/24/2024	3,996,204
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.58%, (3-month USLIBOR +8.250%), 7/24/2025	4,060,000
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.05%, (3-month USLIBOR +2.000%), 3/7/2025	2,005,310
3,590,282		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.750%), 6/30/2022	3,597,951
500,000		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.500%), 6/30/2022	500,000
		TOTAL	22,127,405
		Building Materials—1.9%
1,975,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 10/31/2023	1,961,866
1,990,000		CD&R Waterworks Merger Sub LLC, Term Loan—1st Lien, 5.25%, (3-month USLIBOR +3.000%), 8/1/2024	1,992,487
1,874,735		HD Supply, Inc., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 8/13/2021	1,881,531
1,970,112		HD Supply, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 10/17/2023	1,979,470
1,990,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.33%, (3-month USLIBOR +2.000%), 12/14/2024	1,986,896
3,990,000		NCI Building System, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 2/8/2025	3,981,262
4,000,000		Pisces Midco, Inc., Term Loan—1st Lien, 6.09%, (3-month USLIBOR +3.750%), 4/12/2025	3,996,260
		TOTAL	17,779,772
		Cable Satellite—5.3%
3,970,000		Altice Financing SA, Term Loan—1st Lien, 5.10%, (3-month USLIBOR +2.750%), 7/15/2025	3,917,675
6,330,635		Altice US Finance I Corp., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 7/28/2025	6,295,056
1,949,062		CSC Holdings LLC, Term Loan—1st Lien, 4.32%, (3-month USLIBOR +2.250%), 7/17/2025	1,939,113
1,500,000		CSC Holdings LLC, Term Loan—1st Lien, 4.57%, (3-month USLIBOR +2.500%), 1/25/2026	1,497,495
5,970,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.000%), 4/30/2025	5,968,597
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.85%, (3-month USLIBOR +3.750%), 11/27/2023	2,418,326
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.60%, (3-month USLIBOR +4.500%), 1/2/2024	1,041,250
3,982,494		SFR Group SA, Term Loan—1st Lien, 5.35%, (3-month USLIBOR +3.000%), 1/31/2026	3,924,907
5,000,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.32325%, (3-month USLIBOR +2.250%), 8/15/2026	4,960,925
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.07%, (3-month USLIBOR +2.000%), 6/1/2023	3,978,740
6,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.32%, (3-month USLIBOR +2.250%), 1/15/2026	5,963,040
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.32%, (3-month USLIBOR +2.250%), 9/30/2025	3,977,200
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.57%, (3-month USLIBOR +2.500%), 1/15/2026	3,479,228
		TOTAL	49,361,552
		Chemicals—2.7%
4,957,481		Alpha 3 BV, Term Loan—1st Lien, 5.33%, (3-month USLIBOR +3.000%), 1/31/2024	4,943,030
2,925,169		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 6/1/2024	2,914,433
2,964,070		H.B Fuller Co., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +2.000%), 10/20/2024	2,945,085
2,147,960		MacDermid, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 6/7/2020	2,149,088
678,895		MacDermid, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 6/7/2023	680,664
4,975,000		Oxea Corp., Term Loan—1st Lien, 5.88%, (3-month USLIBOR +3.500%), 10/12/2024	4,975,000
2,761,125		PQ Corp., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 2/8/2025	2,753,877
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$982,500		Versum Materials, Inc., Term Loan—1st Lien, 4.33%, (3-month USLIBOR +2.000%), 9/29/2023	$981,478
1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 4/3/2025	1,103,649
1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.08%, (3-month USLIBOR +2.000%), 4/3/2025	1,891,971
		TOTAL	25,338,275
		Consumer Cyclical Services—2.5%
4,455,000		Constellis Holdings LLC, Term Loan—1st Lien, 7.33%, (3-month USLIBOR +5.000%), 4/21/2024	4,479,124
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.33%, (3-month USLIBOR +9.000%), 4/21/2025	3,035,625
3,391,594		Garda World Security Corp., Term Loan—1st Lien, 5.80%, (3-month USLIBOR +3.500%), 5/24/2024	3,399,005
3,940,000		ServiceMaster Co. LLC, Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 11/8/2023	3,938,345
5,844,032		USAGM HoldCo LLC, Term Loan—1st Lien, 5.84%, (3-month USLIBOR +3.750%), 7/28/2022	5,767,942
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 10.60%, (3-month USLIBOR +8.500%), 7/28/2023	2,984,370
		TOTAL	23,604,411
		Consumer Products—1.8%
4,975,000		Diamond BC BV, Term Loan—1st Lien, 5.10%, (3-month USLIBOR +3.000%), 9/6/2024	4,900,375
1,500,000		Energizer Holdings, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.500%), 6/21/2025	1,501,875
1,035,002		Prestige Brands, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 1/26/2024	1,033,496
4,268,389		SRAM LLC, Term Loan—1st Lien, 4.93%, (3-month USLIBOR +2.750%), 3/15/2024	4,263,053
1,967,538		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.500%), 11/8/2023	1,680,602
4,746,666		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 10.33%, (3-month USLIBOR +8.000%), 11/8/2024	3,287,067
		TOTAL	16,666,468
		Diversified Manufacturing—2.0%
3,826,272		Dynacast International LLC, Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.250%), 1/28/2022	3,823,881
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 10.83%, (3-month USLIBOR +8.500%), 1/30/2023	2,010,000
744,514		Entegris, Inc., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 4/30/2021	746,375
2,555,309		Gardner Denver, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 7/30/2024	2,560,752
3,455,258		Gates Global LLC, Term Loan—1st Lien, 5.08%, (3-month USLIBOR +3.000%), 3/31/2024	3,457,884
5,985,000		Titan Acquisition Ltd., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 3/28/2025	5,904,232
		TOTAL	18,503,124
		Environmental—0.1%
995,000		Wrangler Buyer Corp., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 9/28/2024	994,254
		Finance Companies—0.8%
4,972,475		Avolon Holdings Ltd., Term Loan—1st Lien, 4.088%, (3-month USLIBOR +2.000%), 1/15/2025	4,917,902
2,493,750		GreenSky Holdings LLC, Term Loan—1st Lien, 5.38%, (3-month USLIBOR +3.250%), 3/29/2025	2,503,102
		TOTAL	7,421,004
		Financial Institutions—2.7%
5,000,000		Edelman Financial Center, Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 6/26/2025	5,000,025
2,000,000		Edelman Financial Center, Term Loan—2nd Lien, 9.09%, (3-month USLIBOR +6.750%), 6/26/2026	2,019,690
5,361,214		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 2/28/2021	5,339,421
9,000,000		Sedgwick, Inc., Term Loan—2nd Lien, 7.89%, (3-month USLIBOR +5.750%), 2/28/2022	9,061,920
3,934,924		WEX, Inc., Term Loan—1st Lien, 4.35%, (3-month USLIBOR +2.250%), 7/1/2023	3,940,944
		TOTAL	25,362,000
		Food & Beverage—2.3%
1,496,250		Aramark Services, Inc., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 3/28/2024	1,496,721
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 3/11/2025	2,420,862
5,836,396		Del Monte Foods, Inc., Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.250%), 2/18/2021	4,905,491
3,410,819		Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.75%, (3-month USLIBOR +1.750%), 2/3/2024	3,415,509
4,950,000		Post Holdings, Inc., Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.000%), 5/24/2024	4,927,626
3,812,200		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 6/27/2023	3,812,410
		TOTAL	20,978,619
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—4.7%
$1,210,883		Affinity Gaming LLC, Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.500%), 7/1/2023	$1,198,780
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.34%, (3-month USLIBOR +8.250%), 1/31/2025	2,972,490
1,833,138		Boyd Gaming Corp., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.500%), 9/15/2023	1,840,022
5,970,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 10/6/2024	5,933,941
6,467,500		Caesars Resort Collection, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 12/22/2024	6,457,378
2,639,310		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.38%, (3-month USLIBOR +2.250%), 4/17/2024	2,636,024
1,985,000		Golden Entertainment, Inc., Term Loan—1st Lien, 5.10%, (3-month USLIBOR +3.000%), 10/20/2024	1,983,769
4,987,500		Las Vegas Sands Corp., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 3/27/2025	4,959,894
5,758,311		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 6.09%, (3-month USLIBOR +4.000%), 10/13/2023	5,453,121
617,500		Penn National Gaming, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 1/19/2024	620,202
1,428,750		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.06%, (3-month USLIBOR +2.750%), 5/14/2020	1,435,894
4,000,000		Star Group Holdings BV, Term Loan—1st Lien, 5.84%, (3-month USLIBOR +3.500%), 7/29/2025	4,000,000
2,862,640		Station Casinos LLC, Term Loan—1st Lien, 4.60%, (3-month USLIBOR +2.500%), 6/8/2023	2,857,272
880,000		Tropicana Entertainment, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 11/27/2020	883,300
		TOTAL	43,232,087
		Health Care—15.4%
2,855,175		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 2/16/2023	2,867,409
4,358,155		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.28%, (3-month USLIBOR +3.250%), 4/28/2022	4,243,753
2,487,500		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.250%), 3/14/2025	2,457,961
7,960,000		Avantor, Inc., Term Loan—1st Lien, 6.09%, (3-month USLIBOR +4.000%), 11/21/2024	8,009,750
6,142,626		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.36%, (3-month USLIBOR +3.000%), 6/7/2023	6,158,935
1,155,801		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.31%, (3-month USLIBOR +2.750%), 12/31/2019	1,155,622
6,292,111		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.56%, (3-month USLIBOR +3.000%), 1/27/2021	6,154,503
2,977,500		Carestream Dental LLC, Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.250%), 9/1/2024	2,979,361
1,635,321		Carestream Health, Inc., Term Loan—1st Lien, 6.09%, (3-month USLIBOR +4.000%), 6/7/2019	1,637,995
6,725,265		Carestream Health, Inc., Term Loan—2nd Lien, 10.59%, (3-month USLIBOR +8.500%), 12/7/2019	6,733,671
1,000,000		Concentra, Inc., Term Loan—1st Lien, 4.85%, (3-month USLIBOR +2.750%), 6/1/2022	1,001,250
4,957,481		Endo Luxembourg Finance, Term Loan—1st Lien, 6.38%, (3-month USLIBOR +4.250%), 4/29/2024	4,957,481
4,235,219		Envision Healthcare Corp., Term Loan—1st Lien, 5.10%, (3-month USLIBOR +3.000%), 12/1/2023	4,236,998
6,413,788		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.250%), 1/31/2025	6,423,152
205,060		HCA, Inc., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 3/18/2023	205,516
498,750		HCA, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 3/13/2025	500,902
992,500		IMS Health, Inc., Term Loan—1st Lien, 4.33%, (3-month USLIBOR +2.000%), 1/18/2025	991,567
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 4.33%, (3-month USLIBOR +2.000%), 3/7/2024	1,563,098
3,972,487		MH Sub I LLC, Term Loan—1st Lien, 5.84%, (3-month USLIBOR +3.750%), 9/13/2024	3,976,639
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.59%, (3-month USLIBOR +7.500%), 9/15/2025	4,042,500
8,414,986		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 5.08%, (3-month USLIBOR +3.000%), 6/7/2023	8,380,147
11,179,160		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 6/30/2025	11,147,747
4,987,500		Osteon Merger Sub, Inc., Term Loan—1st Lien, 5.85%, (3-month USLIBOR +3.750%), 2/14/2025	5,024,906
3,920,000		PCI Pharma Services, Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.000%), 7/1/2023	3,929,820
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 11.09%, (3-month USLIBOR +8.750%), 7/1/2024	3,000,000
3,920,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.59%, (3-month USLIBOR +4.500%), 10/20/2022	3,901,635
3,647,094		Press Ganey Holdings, Inc., Term Loan—1st Lien, 4.85%, (3-month USLIBOR +2.750%), 10/23/2023	3,646,529
1,348,321		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.59%, (3-month USLIBOR +7.250%), 10/21/2024	1,371,074
3,685,552		Radnet Management, Inc., Term Loan—1st Lien, 6.10%, (3-month USLIBOR +3.750%), 7/1/2023	3,706,302
8,254,106		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 5.33%, (3-month USLIBOR +3.000%), 5/15/2022	8,243,788
4,955,013		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.35%, (3-month USLIBOR +3.250%), 9/2/2024	4,949,314
9,894,887		Team Health Holdings, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 2/6/2024	9,536,197
2,089,224		Tecomet, Inc., Term Loan—1st Lien, 5.51%, (3-month USLIBOR +3.500%), 5/1/2024	2,087,929
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$2,481,250		UIC Merger Sub, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 8/31/2024	$2,478,769
250,000		UIC Merger Sub, Inc., Term Loan—1st Lien, 9.09%, (3-month USLIBOR +7.000%), 8/30/2025	250,312
890,441		Vizient, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 2/13/2023	892,485
		TOTAL	142,845,017
		Independent Energy—2.4%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.47%, (3-month USLIBOR +10.375%), 12/31/2021	3,332,505
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.84%, (3-month USLIBOR +4.750%), 12/31/2022	3,060,945
5,000,000		Chesapeake Energy Corp., Term Loan—1st Lien, 9.59%, (3-month USLIBOR +7.500%), 8/23/2021	5,242,725
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.34%, (3-month USLIBOR +5.250%), 4/11/2022	1,898,730
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.34%, (3-month USLIBOR +7.250%), 4/11/2023	3,260,656
5,500,000		Ultra Resources, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 4/12/2024	5,080,652
		TOTAL	21,876,213
		Industrial - Other—2.3%
1,905,152		Accudyne Industries Borrower SCA, Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 8/18/2024	1,903,665
2,000,000		EPV Merger Sub, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 3/9/2025	1,991,660
1,561,650		EPV Merger Sub, Inc., Term Loan—2nd Lien, 9.34%, (3-month USLIBOR +7.250%), 3/9/2026	1,568,482
500,000		Excelitas Technologies, Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 12/4/2024	501,565
497,500		Excelitas Technologies, Term Loan—1st Lien, 5.83%, (3-month USLIBOR +3.500%), 12/2/2024	499,057
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.97%, (3-month USLIBOR +7.500%), 12/1/2025	1,536,563
8,977,500		Filtration Group Corp., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 3/29/2025	8,989,844
2,985,000		Greenrock Finance, Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.500%), 6/28/2024	2,989,970
1,540,000		KAR Auction Services, Inc., Term Loan—1st Lien, 4.63%, (3-month USLIBOR +2.500%), 3/9/2023	1,535,673
		TOTAL	21,516,479
		Insurance - P&C—5.3%
3,000,000		AmWINS Group, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +2.750%), 1/25/2024	2,992,290
6,407,021		AssuredPartners, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 10/22/2024	6,387,031
2,883,235		Asurion LLC, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 11/3/2023	2,882,716
5,000,000		Asurion LLC, Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 11/3/2023	4,987,500
3,000,000		Asurion LLC, Term Loan—1st Lien, 9.09%, (3-month USLIBOR +6.750%), 8/4/2025	3,048,750
2,000,000		Asurion LLC, Term Loan—2nd Lien, 8.09%, (3-month USLIBOR +6.000%), 8/4/2025	2,032,500
10,000,000		Hub International Ltd., Term Loan—1st Lien, 5.36%, (3-month USLIBOR +3.000%), 4/25/2025	9,951,100
7,156,324		NFP Corp., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 1/8/2024	7,117,573
9,680,616		USI, Inc./NY, Term Loan—1st Lien, 5.33%, (3-month USLIBOR +3.000%), 5/16/2024	9,635,843
		TOTAL	49,035,303
		Leisure—1.1%
1,975,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.32%, (3-month USLIBOR +2.250%), 12/15/2023	1,970,685
980,000		Cedar Fair LP, Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 4/13/2024	984,488
5,445,000		Hoya Midco LLC, Term Loan—1st Lien, 5.59%, (3-month USLIBOR +4.000%), 6/30/2024	5,414,372
2,000,000		Hoya Midco LLC, Term Loan—1st Lien, 5.84%, (3-month USLIBOR +3.500%), 6/30/2024	1,987,500
		TOTAL	10,357,045
		Lodging—1.7%
4,937,519		Belmond Interfin Ltd., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 7/3/2024	4,949,863
1,872,113		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 10/25/2023	1,874,060
4,477,500		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 7/31/2024	4,480,321
3,960,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.06%, (3-month USLIBOR +2.250%), 5/11/2024	3,958,139
500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 5/30/2025	499,845
		TOTAL	15,762,228
		Media Entertainment—6.1%
2,992,500		AVSC Holding Corp., Term Loan—1st Lien, 5.39%, (3-month USLIBOR +3.250%), 3/1/2025	2,968,799
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.34%, (3-month USLIBOR +7.250%), 9/1/2025	$2,987,490
1,650,000		CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.250%), 3/18/2024	1,652,756
1,168,656		CBS Radio, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 11/17/2024	1,155,216
8,462,500		Comet Bidco Ltd., Term Loan—1st Lien, 7.31%, (3-month USLIBOR +5.000%), 10/31/2024	8,201,601
992,500		E.W. Scripps Co., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 10/2/2024	990,952
4,758,582		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 5/22/2024	4,786,324
3,970,000		Entravision Communications Corp., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 11/30/2024	3,930,300
748,125		Lamar Media Corp., Term Loan—1st Lien, 3.88%, (3-month USLIBOR +1.750%), 3/14/2025	748,903
1,093,750		Match Group, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 11/16/2022	1,101,953
167,043		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 1/17/2024	167,209
9,255,778		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 7/21/2022	9,236,480
2,526,507		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 9.34%, (3-month USLIBOR +7.000%), 1/23/2023	2,543,877
1,285,845		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 1/17/2024	1,287,118
985,050		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.05%, (3-month USLIBOR +2.000%), 10/4/2023	985,552
8,000,000		Sinclair Television Group, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.500%), 12/12/2024	7,985,040
60,271		Tribune Media Co., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 12/27/2020	60,422
751,204		Tribune Media Co., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 1/27/2024	751,673
3,950,000		Urban One, Inc., Term Loan—1st Lien, 6.10%, (3-month USLIBOR +4.000%), 4/18/2023	3,893,219
1,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.22%, (3-month USLIBOR +2.125%), 11/1/2023	994,125
		TOTAL	56,429,009
		Midstream—1.4%
1,532,548		EMG Utica LLC, Term Loan—1st Lien, 6.25%, (3-month USLIBOR +3.750%), 3/27/2020	1,543,084
4,684,311		Energy Transfer Equity LP, 4.09%, (3-month USLIBOR +2.000%), 2/2/2024	4,651,450
4,729,558		Gulf Finance LLC, Term Loan—1st Lien, 7.59%, (3-month USLIBOR +5.250%), 8/25/2023	4,102,892
2,931,250		Summit Midstream Holdings LLC, Term Loan—1st Lien, 8.09%, (3-month USLIBOR +6.000%), 5/13/2022	2,969,737
		TOTAL	13,267,163
		Oil Field Services—0.3%
2,500,000		Apergy Corp., Term Loan—1st Lien, 4.56%, (3-month USLIBOR +2.500%), 5/9/2025	2,506,250
		Packaging—4.9%
985,050		Anchor Glass Container Corp., Term Loan—1st Lien, 4.82%, (3-month USLIBOR +2.750%), 12/7/2023	895,780
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.81%, (3-month USLIBOR +7.750%), 12/7/2024	340,625
1,424,889		Berry Plastics Corp., Term Loan – 1st Lien, 3.92% (3-month USLIBOR + 1.75%, 2/8/2020	1,424,390
987,500		Berry Plastics Corp., Term Loan—1st Lien, 4.05%, (3-month USLIBOR +2.000%), 1/19/2024	987,298
14,895,038		BWay Corp., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 4/3/2024	14,834,564
1,485,000		Charter Nex US, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 5/17/2024	1,481,102
992,512		Consolidated Container Co. LLC, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +3.000%), 5/22/2024	993,505
1,500,000		Crown Americas LLC, Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 1/29/2025	1,503,120
1,485,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 12/29/2023	1,480,820
4,000,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 6/22/2025	3,998,320
1,970,000		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.31%, (3-month USLIBOR +4.000%), 10/19/2023	1,952,762
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.81%, (3-month USLIBOR +8.500%), 10/21/2024	1,900,000
1,990,000		Multi-Color Corp., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 10/31/2024	1,991,652
4,091,079		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 2/5/2023	4,087,663
3,171,014		SIG Combibloc, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 3/13/2022	3,176,309
3,935,106		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 10/17/2024	3,921,465
500,000		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 10/5/2024	497,032
		TOTAL	45,466,407
		Pharmaceuticals—2.8%
2,500,000		Iqvia, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +1.750%), 6/8/2025	2,481,250
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Pharmaceuticals—continued
$5,563,163		Jaguar Holding Co. II, Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 8/18/2022	$5,542,663
4,337,334		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.09%, (3-month USLIBOR +2.750%), 9/24/2024	4,259,392
4,987,500		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.52%, (3-month USLIBOR +3.000%), 2/24/2025	4,918,922
5,955,000		Parexel International Corp., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +3.000%), 9/27/2024	5,930,198
3,208,274		Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.250%), 5/30/2025	3,201,600
		TOTAL	26,334,025
		Restaurants—1.0%
7,384,677		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 2/17/2024	7,362,744
1,473,881		KFC Holding Co., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 4/3/2025	1,461,449
		TOTAL	8,824,193
		Retailers—2.0%
1,741,250		Hanesbrands, Inc., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 12/15/2024	1,742,347
2,850,000		JC Penney Corp., Inc., Term Loan—1st Lien, 6.57%, (3-month USLIBOR +4.250%), 6/23/2023	2,728,875
1,868,353		Michaels Stores, Inc., Term Loan—1st Lien, 4.58%, (3-month USLIBOR +2.500%), 1/28/2023	1,856,676
3,147,564		Party City Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 8/19/2022	3,149,736
2,932,500		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.61%, (3-month USLIBOR +3.000%), 1/26/2023	2,124,845
2,486,237		Sally Holdings LLC, Term Loan—1st Lien, 4.35%, (3-month USLIBOR +2.250%), 7/5/2024	2,408,543
1,631,966		Talbots, Inc., Term Loan—1st Lien, 6.59%, (3-month USLIBOR +4.500%), 3/19/2020	1,614,120
2,998,060		Talbots, Inc., Term Loan—2nd Lien, 10.59%, (3-month USLIBOR +8.500%), 3/19/2021	2,930,604
		TOTAL	18,555,746
		Services—1.6%
3,904,141		Acosta Holdco, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 9/26/2021	2,959,827
2,992,500		Altran Technologies SA, Term Loan—1st Lien, 4.57%, (3-month USLIBOR +2.750%), 3/20/2025	2,973,797
1,876,038		Brickman Group Holdings, Inc., Term Loan—1st Lien, 5.46%, (3-month USLIBOR +3.000%), 12/18/2020	1,880,897
1,947,022		Brickman Group Holdings, Inc., Term Loan—2nd Lien, 8.84%, (3-month USLIBOR +6.500%), 12/18/2021	1,963,883
4,951,576		USIC Holdings, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 12/9/2023	4,949,496
		TOTAL	14,727,900
		Supermarkets—0.5%
4,476,168		Albertsons LLC, Term Loan—1st Lien, 5.32%, (3-month USLIBOR +3.000%), 6/22/2023	4,434,517
		Technology—19.4%
3,998,890		Aerial Merger Sub, Inc., Term Loan—2nd Lien, 10.33%, (3-month USLIBOR +8.000%), 8/8/2025	3,878,923
1,987,487		Almonde, Inc., Term Loan—1st Lien, 5.81%, (3-month USLIBOR +3.500%), 6/13/2024	1,955,330
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.56%, (3-month USLIBOR +7.250%), 6/13/2025	1,448,902
3,970,000		Applied Systems, Inc., Term Loan—1st Lien, 5.33%, (3-month USLIBOR +3.250%), 9/19/2024	3,980,223
5,970,000		Avaya, Inc., Term Loan—1st Lien, 6.32%, (3-month USLIBOR +4.250%), 12/15/2024	5,986,328
4,054,206		BMC Software, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 9/10/2022	4,046,604
7,000,000		Banff Merger Sub, Inc., Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.000%), 6/28/2025	6,965,000
3,960,000		CCC Information Services, Inc., Term Loan—1st Lien, 5.10%, (3-month USLIBOR +3.000%), 4/27/2024	3,958,951
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 8.84%, (3-month USLIBOR +6.750%), 4/27/2025	3,006,255
1,896,318		CDW LLC, Term Loan—1st Lien, 3.85%, (3-month USLIBOR +1.750%), 8/17/2023	1,896,110
1,418,000		CommScope, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 12/29/2022	1,424,204
4,811,165		Compuware Corp., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.500%), 12/15/2021	4,828,004
1,492,500		DELL International LLC, Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.000%), 9/7/2023	1,487,142
2,918,075		Diebold, Inc., Term Loan—1st Lien, 4.81%, (3-month USLIBOR +2.750%), 11/6/2023	2,914,880
2,496,909		First Data Corp., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.250%), 4/26/2024	2,485,535
4,311,759		First Data Corp., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.250%), 7/8/2022	4,298,284
2,955,000		Four Seasons Hotels Ltd., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 11/30/2023	2,939,309
4,423,020		Hyland Software, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 7/1/2022	4,440,536
4,500,000		Hyland Software, Inc., Term Loan—2nd Lien, 9.09%, (3-month USLIBOR +7.000%), 7/7/2025	4,578,750
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$2,094,038		Infor US, Inc., Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 2/1/2022	$2,087,232
2,433,302		Informatica Corp., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 8/6/2022	2,440,261
5,000,000		Inovalon Holdings, Inc., Term Loan—1st Lien, 5.56%, (3-month USLIBOR +3.500%), 4/2/2025	4,878,125
3,211,605		Ivanti Software, Inc., Term Loan—1st Lien, 6.35%, (3-month USLIBOR +4.250%), 1/20/2024	3,189,541
3,446,174		JD Power & Associates, Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.250%), 9/7/2023	3,459,098
1,333,333		JD Power & Associates, Term Loan—2nd Lien, 10.59%, (3-month USLIBOR +8.500%), 9/7/2024	1,351,667
2,850,000		Kemet Corp., Term Loan—1st Lien, 8.09%, (3-month USLIBOR +6.000%), 4/26/2024	2,892,750
4,937,719		Kronos, Inc., Term Loan—1st Lien, 5.36%, (3-month USLIBOR +3.000%), 11/1/2023	4,934,632
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.61%, (3-month USLIBOR +8.250%), 11/1/2024	3,615,622
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 11.10%, (3-month USLIBOR +9.000%), 1/20/2025	1,904,170
1,250,000		Microchip Technology, Inc., Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.000%), 5/29/2025	1,250,263
3,965,013		NeuStar, Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.500%), 8/8/2024	3,974,509
1,412,361		ON Semiconductor Corp., Term Loan—1st Lien, 3.84%, (3-month USLIBOR +1.750%), 3/31/2023	1,413,541
2,000,000		Omnitracs Midco LLC, Term Loan—1st Lien, 5.09%, (3-month USLIBOR +2.750%), 3/23/2025	1,978,760
2,391,402		Optiv Security, Inc., Term Loan—1st Lien, 5.31%, (3-month USLIBOR +3.250%), 2/1/2024	2,331,617
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.31%, (3-month USLIBOR +7.250%), 2/1/2025	3,882,500
2,000,000		Ping Identity Corp., Term Loan—1st Lien, 5.84%, (3-month USLIBOR +3.750%), 1/25/2025	2,003,750
3,000,000		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.31%, (3-month USLIBOR +3.250%), 2/12/2025	2,993,130
1,000,000		Project Deep Blue Holdings LLC, Term Loan—2nd Lien, 9.31%, (3-month USLIBOR +7.250%), 2/12/2026	1,003,750
6,000,000		RL Merger Sub, Inc., Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.250%), 5/30/2025	5,978,460
2,000,000		RL Merger Sub, Inc., Term Loan—2nd Lien, 9.33%, (3-month USLIBOR +7.000%), 5/29/2026	1,995,000
1,970,000		RP Crown Parent LLC, Term Loan—1st Lien, 4.84%, (3-month USLIBOR +2.750%), 10/12/2023	1,960,150
5,930,100		Rackspace Hosting, Inc., Term Loan—1st Lien, 5.36%, (3-month USLIBOR +3.000%), 11/3/2023	5,864,602
5,875,825		Riverbed Technology, Inc., Term Loan—1st Lien, 5.35%, (3-month USLIBOR +3.250%), 4/24/2022	5,814,980
4,478,775		Rocket Software, Inc., Term Loan—1st Lien, 6.08%, (3-month USLIBOR +3.750%), 10/14/2023	4,513,306
1,500,000		Rocket Software, Inc., Term Loan—2nd Lien, 11.83%, (3-month USLIBOR +9.500%), 10/14/2024	1,517,505
1,077,374		SS&C Technologies, Inc., Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.250%), 7/8/2022	1,083,138
808,733		Sabre GLBL, Inc., 4.09%, (3-month USLIBOR +2.000%), 2/22/2024	808,163
3,000,000		Severin Acquisition LLC, Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 6/12/2025	2,983,125
2,985,000		Solarwinds Holdings, Inc., Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 2/5/2024	2,987,478
2,746,875		Syneos Health, Inc., Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 8/1/2024	2,737,000
4,497,500		TTM Technologies, Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 9/28/2024	4,489,090
3,942,519		Tempo Acquisition LLC, Term Loan—1st Lien, 5.09%, (3-month USLIBOR +3.000%), 5/1/2024	3,931,835
5,351,866		Tibco Software, Inc., Term Loan—1st Lien, 5.60%, (3-month USLIBOR +3.500%), 12/4/2020	5,361,071
4,784,221		Trans Union LLC, Term Loan—1st Lien, 4.09%, (3-month USLIBOR +2.000%), 4/9/2023	4,777,905
2,000,000		Trans Union LLC, Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.000%), 6/19/2025	1,996,250
3,115,364		Vf Holding Corp., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.250%), 6/30/2023	3,099,787
		TOTAL	180,003,033
		Utility - Electric—0.9%
3,678,477		Calpine Construction Finance Co., Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.500%), 1/15/2025	3,671,819
985,000		Dayton Power & Light Co., Term Loan—1st Lien, 4.10%, (3-month USLIBOR +2.000%), 8/24/2022	986,231
4,000,000		Vistra Operations Co. LLC, Term Loan – 1st Lien, 4.06%-4.09% (3-month USLIBOR + 2.00%), 12/31/2025	3,979,720
		TOTAL	8,637,770
		Wireless Communications—0.8%
7,900,000		Sprint Communications, Inc., Term Loan—1st Lien, 4.62%, (3-month USLIBOR +2.500%), 2/2/2024	7,875,312
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $936,637,088)	933,614,742
		EXCHANGE-TRADED FUND—3.0%
1,225,000		Invesco Senior Loan ETF (IDENTIFIED COST $27,980,237)	28,052,500
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.5%
13,725,905	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[2] (IDENTIFIED COST $13,727,111)	$13,727,278
	TOTAL INVESTMENT IN SECURITIES—105.1% (IDENTIFIED COST $978,344,436)[3]	975,394,520
	OTHER ASSETS AND LIABILITIES - NET—(5.1)%[4]	(47,545,517)
	TOTAL NET ASSETS—100%	$927,849,003
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2017	49,349,333
Purchases/Additions	300,697,630
Sales/Reductions	(336,321,058)
Balance of Shares Held 6/30/2018	13,725,905
Value	$13,727,278
Change in Unrealized Appreciation/Depreciation	$(6,148)
Net Realized Gain/(Loss)	$(3,717)
Dividend Income	$334,797
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $977,807,310.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$933,614,742	$—	$933,614,742
Exchange-Traded Fund	28,052,500	—	—	28,052,500
Investment Company	13,727,278	—	—	13,727,278
TOTAL SECURITIES	$41,779,778	$933,614,742	$—	$975,394,520
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended June 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.12	$9.90	$10.12	$10.22	$10.18
Income From Investment Operations:
Net investment income (loss)	0.53	0.49	0.49	0.46	0.43
Net realized and unrealized gain (loss)	(0.10)	0.22	(0.22)	(0.10)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.71	0.27	0.36	0.50
Less Distributions:
Distributions from net investment income	(0.53)	(0.49)	(0.49)	(0.46)	(0.44)
Distributions from net realized gain	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.53)	(0.49)	(0.49)	(0.46)	(0.46)
Net Asset Value, End of Period	$10.02	$10.12	$9.90	$10.12	$10.22
Total Return[1]	4.32%	7.31%	2.76%	3.62%	4.99%
Ratios to Average Net Assets:
Net expenses	0.05%	0.08%	0.09%	0.09%	0.10%
Net investment income	5.27%	4.90%	5.02%	4.60%	4.27%
Expense waiver/reimbursement[2]	—%	0.00%[3]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,849	$793,870	$589,045	$577,804	$576,486
Portfolio turnover	31%	39%	41%	52%	19%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
3	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2018
Assets:
Investment in securities, at value including $13,727,278 of investment in an affiliated holding (identified cost $978,344,436)		$975,394,520
Cash		2,430,330
Income receivable		4,107,686
Income receivable from affiliated holding		25,159
Receivable for investments sold		9,830,979
Receivable for shares sold		1,702,100
TOTAL ASSETS		993,490,774
Liabilities:
Payable for investments purchased	$62,971,267
Income distribution payable	2,489,124
Accrued expenses (Note 5)	181,380
TOTAL LIABILITIES		65,641,771
Net assets for 92,562,436 shares outstanding		$927,849,003
Net Assets Consist of:
Paid-in capital		$940,841,583
Net unrealized depreciation		(2,949,916)
Accumulated net realized loss		(9,432,159)
Distributions in excess of net investment income		(610,505)
TOTAL NET ASSETS		$927,849,003
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$927,849,003 ÷ 92,562,436 shares outstanding, no par value, unlimited shares authorized		$10.02
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2018
Investment Income:
Interest		$43,973,760
Dividends (including $334,797 received from an affiliated holding, see footnotes to Portfolio of Investments)		1,538,712
TOTAL INCOME		45,512,472
Expenses:
Custodian fees	$28,055
Transfer agent fee	61,597
Directors'/Trustees' fees (Note 5)	8,318
Auditing fees	36,020
Legal fees	9,140
Portfolio accounting fees	286,560
Share registration costs	1,000
Printing and postage	15,921
Miscellaneous (Note 5)	21,817
TOTAL EXPENSES	468,428
Net investment income		45,044,044
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(3,717) on sales of investments in an affiliated holding)		(3,686,055)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(6,148) on investments in an affiliated holding)		(5,453,554)
Net realized and unrealized gain (loss) on investments		(9,139,609)
Change in net assets resulting from operations		$35,904,435
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended June 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,044,044	$34,184,200
Net realized loss	(3,686,055)	(1,266,582)
Net change in unrealized appreciation/depreciation	(5,453,554)	13,874,737
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,904,435	46,792,355
Distributions to Shareholders:
Distributions from net investment income	(44,707,233)	(33,920,125)
Share Transactions:
Proceeds from sale of shares	213,750,165	208,736,231
Net asset value of shares issued to shareholders in payment of distributions declared	17,958,495	12,917,703
Cost of shares redeemed	(88,927,242)	(29,701,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	142,781,418	191,952,932
Change in net assets	133,978,620	204,825,162
Net Assets:
Beginning of period	793,870,383	589,045,221
End of period (including distributions in excess of net investment income of $(610,505) and $(413,969), respectively)	$927,849,003	$793,870,383
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2018
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2018	Year Ended 6/30/2017
Shares sold	21,137,480	20,603,018
Shares issued to shareholders in payment of distributions declared	1,778,544	1,275,578
Shares redeemed	(8,804,315)	(2,934,581)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,111,709	18,944,015
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities and premiums received on a called bond.
For the year ended June 30, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(533,347)	$533,347
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$44,707,233	$33,920,125
As of June 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Distributions in excess of net investment income	$(522,826)
Net unrealized depreciation	$(2,412,790)
Capital loss carryforwards	$(10,056,964)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At June 30, 2018, the cost of investments for federal tax purposes was $977,807,310. The net unrealized depreciation of investments for federal tax purposes was $2,412,790. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,604,983 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,017,773.
At June 30, 2018, the Fund had a capital loss carryforward of $10,056,964 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$414,783	$9,642,181	$10,056,964
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2018, were as follows:
Purchases	$426,072,578
Sales	$270,264,757
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the year ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the year ended June 30, 2018, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED CORE TRUSt and shareholders of Federated Bank loan Core fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of June 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
August 28, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,021.50	$0.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.20
1	Expenses are equal to the Fund's annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year-period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010	Principal Occupations: B. Anthony Delserone, Jr., has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.
Mark E. Durbiano Birth Date: September 21, 1959 Vice President Officer since: November 1998 Portfolio Manager since: inception, in August 2010	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund Mr Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Bank Loan Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $139,940

Fiscal year ended 2017 - $137,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and 0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $7,440 respectively. Fiscal year ended 2017- Fees for review of Federal and state taxes.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,937 and $34,934 respectively. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $1,128,058

Fiscal year ended 2017 - $258,074

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY recently informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made and maintains an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represents less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. In addition, the only voting rights shareholders of the Hermes Fund have under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust has submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption cannot be effected until December 26, 2018 at the earliest. The redemption notice cannot be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sells its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. If this secondary market auction is successful, or if the pension trust is successful in pursuing a direct secondary market sale to a single buyer, such a secondary market transaction would allow all or part of its interest in the Hermes Fund to be sold, and its investment to be eliminated or reduced, as soon as August 2018. EY informed the Funds on August 10, 2018 that offers to purchase all of the pension trust’s interests have been received and the documentation process necessary to transfer ownership to the purchaser has been initiated. Pending the completion of this transfer process, all of EY’s interest in the Hermes Fund could be eliminated by late August 2018. Management has reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee have made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 28, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 28, 2018